S000024247 [Member] Expense Example - Putnam Global Technology Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,772
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,909
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,556
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859